Warrants	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016
Warrants [Abstract]
Warrants

NOTE 6 – Warrants

As of October 31, 2016, there were 111,762,870 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 3.92 years and a weighted average exercise price of $0.006 per whole warrant for one common share. The warrants had an aggregate intrinsic value of $0 as of October 31, 2016.

Whole share purchase warrants outstanding at October 31, 2016 are as follows:

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2016	98,731,285	$0.008
Issued	20,506,579	0.004
Expired	(7,474,994)	0.020
Exercised	-	-
Outstanding, October 31, 2016	111,762,870	$0.006

Exercisable, October 31, 2016	111,762,870	$0.006

On May 31, 2016, the Company extended the expiration date of all 93,887,870 warrants issued between May 1, 2013 and May 1, 2016 for an additional three years, at their original exercise prices ranging from $0.0021 to $0.0324. These warrants are held by investors, including officers and directors of the Company, and third-party service providers. On April 30, 2016, the Company recognized a total of $540 of expense related to the extension of warrants held by third-party service providers. The extension to warrants held by investors did not result in additional expense.

During the three months ended April 30, 2016, the Company issued 2,631,579 warrants to an investor at an exercise price of $0.0027 with a three year term. The warrants were issued with common stock (one warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the three months ended July 31, 2016, the Company issued 15,000,000 warrants to investors at an exercise price of $0.0040 with a three year term. The warrants were issued with common stock (one-half warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the three months ended October 31, 2016, the Company issued 2,875,000 warrants to investors at an exercise price of $0.0040 with a three year term. The warrants were issued with common stock (one-half warrant for each common share purchased) and there is no additional accounting for these investor warrants.

NOTE 11 – Warrants

As of January 31, 2016, there were 98,731,285 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.75 years and a weighted average exercise price of $0.008 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2015 and 2014 are as follows:

	Number of whole share purchase warrants	Weighted average exercise price per share

Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	(5,800,000)	0.037
Exercised	-	-

Outstanding, January 31, 2015	59,566,708	$0.024
Issued	63,749,514	0.003
Expired	(24,584,937)	0.034
Exercised	-	-
Outstanding, January 31, 2016	98,731,285	$0.008

Exercisable, January 31, 2016	98,731,285	$0.008

The weighted average intrinsic value for warrants outstanding was $0 and $0 as of January 31, 2015 and 2014, respectively.